5. REVENUE AND EXPENSES BY NATURE (Details Narrative) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue And Expenses By Nature Details Narrative Abstract
Employee training expenses	R$ 19,060	R$ 34,551
Personnel expenses	R$ 85,057	R$ 113,782
Description of recognition of income	(a) the recognition of income from PIS and COFINS credits arising on the deduction of ICMS from PIS and COFINS tax base, as well as the recovery of unduly paid amounts on that tax base, as ruled in the final and unappealable court decision issued in March and September 2019, amounting to R$1,517,919 (Note 11) and (b) recognition of expenses related to the derecognition arising from the reconciliation of prior periods’ tax credits and incentives, which are not expected to be realized, amounting to R$167,395. In 2018 refers basically to: (a) expenses on the provision related to the recognition of the onerous contract for the provision of submarine cable capacity, amounting to R$4,883,620; and (b) recognition of income from the reversal of the provision for the contingency, amounting to R$109,242, arising from the reprocessing of the provision estimation model taking into account the new profile and history of discontinuation of lawsuits in the context of the approval and ratification of the JRP.